Note 5 - Land, Property and Equipment - Land, Property and Equipment (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Balance	$ 1,790,650
Balance	1,789,544	$ 1,790,650
Balance	(1,790,650)
Balance	(1,789,544)	(1,790,650)
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	3,103,688	2,973,653
Additions	156,840	212,104	[1]
Disposal of equipment		(62,965)
Change in reclamation estimate	55,303	4,543
Impact of foreign currency translation	(48,470)	(89,441)
Deconsolidation of GRC	(2,174)
Balance	3,265,187	3,103,688
Balance	(3,103,688)	(2,973,653)
Disposal of equipment		62,965
Impact of foreign currency translation	48,470	89,441
Deconsolidation of GRC	2,174
Balance	(3,265,187)	(3,103,688)
Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		65,794
Balance		(65,794)
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(1,313,038)	(1,155,170)
Disposal of equipment		62,965
Impact of foreign currency translation	22,649	54,330
Deconsolidation of GRC	369
Balance	(1,475,643)	(1,313,038)
Balance	1,313,038	1,155,170
Disposal of equipment		(62,965)
Depreciation	185,623	275,163
Impact of foreign currency translation	(22,649)	(54,330)
Deconsolidation of GRC	(369)
Balance	1,475,643	1,313,038
Land [member]
Statement Line Items [Line Items]
Balance	1,027,901
Balance	1,010,349	1,027,901
Balance	(1,027,901)
Balance	(1,010,349)	(1,027,901)
Land [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,027,901	1,007,981
Additions	0	42,715	[1]
Disposal of equipment		0
Change in reclamation estimate	0	0
Impact of foreign currency translation	(17,552)	(22,795)
Deconsolidation of GRC	0
Balance	1,010,349	1,027,901
Balance	(1,027,901)	(1,007,981)
Disposal of equipment		(0)
Impact of foreign currency translation	17,552	22,795
Deconsolidation of GRC	0
Balance	(1,010,349)	(1,027,901)
Land [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		0
Balance		0
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(0)	(0)
Disposal of equipment		0
Impact of foreign currency translation	(0)	(0)
Deconsolidation of GRC	(0)
Balance	(0)	(0)
Balance	0	0
Disposal of equipment		0
Depreciation	0	0
Impact of foreign currency translation	0	0
Deconsolidation of GRC	0
Balance	0	0
Buildings and camp structures [member]
Statement Line Items [Line Items]
Balance	633,756
Balance	617,747	633,756
Balance	(633,756)
Balance	(617,747)	(633,756)
Buildings and camp structures [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	1,155,113	1,176,058
Additions	0	0	[1]
Disposal of equipment		0
Change in reclamation estimate	55,303	4,543
Impact of foreign currency translation	(17,384)	(25,488)
Deconsolidation of GRC	0
Balance	1,193,032	1,155,113
Balance	(1,155,113)	(1,176,058)
Disposal of equipment		(0)
Impact of foreign currency translation	17,384	25,488
Deconsolidation of GRC	0
Balance	(1,193,032)	(1,155,113)
Buildings and camp structures [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		0
Balance		0
Buildings and camp structures [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(521,357)	(437,559)
Disposal of equipment		0
Impact of foreign currency translation	7,707	12,675
Deconsolidation of GRC	(0)
Balance	(575,285)	(521,357)
Balance	521,357	437,559
Disposal of equipment		0
Depreciation	61,635	96,473
Impact of foreign currency translation	(7,707)	(12,675)
Deconsolidation of GRC	0
Balance	575,285	521,357
Office equipment [member]
Statement Line Items [Line Items]
Balance	30,751
Balance	23,149	30,751
Balance	(30,751)
Balance	(23,149)	(30,751)
Office equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	137,558	117,254
Additions	7,787	36,397	[1]
Disposal of equipment		(1,388)
Change in reclamation estimate	0	0
Impact of foreign currency translation	(3,263)	(14,705)
Deconsolidation of GRC	(2,174)
Balance	139,908	137,558
Balance	(137,558)	(117,254)
Disposal of equipment		1,388
Impact of foreign currency translation	3,263	14,705
Deconsolidation of GRC	2,174
Balance	(139,908)	(137,558)
Office equipment [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		0
Balance		0
Office equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(106,807)	(113,755)
Disposal of equipment		1,388
Impact of foreign currency translation	3,416	14,387
Deconsolidation of GRC	369
Balance	(116,759)	(106,807)
Balance	106,807	113,755
Disposal of equipment		(1,388)
Depreciation	13,737	8,827
Impact of foreign currency translation	(3,416)	(14,387)
Deconsolidation of GRC	(369)
Balance	116,759	106,807
Right-of-use assets [member]
Statement Line Items [Line Items]
Balance	96,643
Balance	137,775	96,643
Balance	(96,643)
Balance	(137,775)	(96,643)
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	197,207	0
Additions	149,053	132,992	[1]
Disposal of equipment		0
Change in reclamation estimate	0	0
Impact of foreign currency translation	1,756	(1,579)
Deconsolidation of GRC	0
Balance	348,016	197,207
Balance	(197,207)	0
Disposal of equipment		(0)
Impact of foreign currency translation	(1,756)	1,579
Deconsolidation of GRC	0
Balance	(348,016)	(197,207)
Right-of-use assets [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		65,794
Balance		(65,794)
Right-of-use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(100,564)	(0)
Disposal of equipment		0
Impact of foreign currency translation	(454)	1,639
Deconsolidation of GRC	(0)
Balance	(210,241)	(100,564)
Balance	100,564	0
Disposal of equipment		0
Depreciation	109,223	102,203
Impact of foreign currency translation	454	(1,639)
Deconsolidation of GRC	0
Balance	210,241	100,564
Exploration equipment [Member]
Statement Line Items [Line Items]
Balance	1,599
Balance	524	1,599
Balance	(1,599)
Balance	(524)	(1,599)
Exploration equipment [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	231,974	306,882
Additions	0	0	[1]
Disposal of equipment		(61,577)
Change in reclamation estimate	0	0
Impact of foreign currency translation	(5,272)	(13,331)
Deconsolidation of GRC	0
Balance	226,702	231,974
Balance	(231,974)	(306,882)
Disposal of equipment		61,577
Impact of foreign currency translation	5,272	13,331
Deconsolidation of GRC	0
Balance	(226,702)	(231,974)
Exploration equipment [Member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		0
Balance		0
Exploration equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(230,375)	(277,072)
Disposal of equipment		61,577
Impact of foreign currency translation	5,225	13,628
Deconsolidation of GRC	(0)
Balance	(226,178)	(230,375)
Balance	230,375	277,072
Disposal of equipment		(61,577)
Depreciation	1,028	28,508
Impact of foreign currency translation	(5,225)	(13,628)
Deconsolidation of GRC	0
Balance	226,178	230,375
Vehicles [member]
Statement Line Items [Line Items]
Balance	0
Balance	0	0
Balance	0
Balance	0	0
Vehicles [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	353,935	365,478
Additions	0	0	[1]
Disposal of equipment		0
Change in reclamation estimate	0	0
Impact of foreign currency translation	(6,755)	(11,543)
Deconsolidation of GRC	0
Balance	347,180	353,935
Balance	(353,935)	(365,478)
Disposal of equipment		(0)
Impact of foreign currency translation	6,755	11,543
Deconsolidation of GRC	0
Balance	(347,180)	(353,935)
Vehicles [member] | Gross carrying amount [member] | IFRS 16, adjustment [member]
Statement Line Items [Line Items]
Balance		0
Balance		0
Vehicles [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	(353,935)	(326,784)
Disposal of equipment		0
Impact of foreign currency translation	6,755	12,001
Deconsolidation of GRC	(0)
Balance	(347,180)	(353,935)
Balance	353,935	326,784
Disposal of equipment		0
Depreciation	0	39,152
Impact of foreign currency translation	(6,755)	(12,001)
Deconsolidation of GRC	0
Balance	$ 347,180	$ 353,935

[1]	Additions under right-of-use assets includes $58,591 pertaining to a lease modification for office space.